PAYABLES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
PAYABLES AND OTHER CURRENT LIABILITIES [Abstract]
Trade creditors	$ 529	$ 569
Accrued payrolls, vacation, and variable-incentive compensation	146	166
Accrued taxes	40	44
Post-employment obligations	58	62
Interest payable	26	21
Other	162	150
Total payables and other current liabilities	$ 961	$ 1,012